Stock Plans (Stock Option Awards) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Stock Plans [Abstract]
Beginning Balance, Shares Subject to Option	3,680,512
Options Exercised, Shares Subject to Option	(3,545,486)
Options Cancelled, Shares Subject to Option	(71,082)
Ending Balance, Shares Subject to Option	63,944
Beginning Balance, Weighted-Average Exercise Price	$ 26.14
Options Exercised, Weighted-Average Exercise Price	$ 26.18
Options Cancelled, Weighted-Average Exercise Price	$ 23.33
Ending Balance, Weighted-Average Exercise Price	$ 27.07
Ending Balance/Exercisable, Average Remaining Contractual Term, Years	2
Ending Balance, Aggregate Intrinsic Value	$ 3